Condensed Financial Information of the Parent Company (Details) - Schedule of parent company balance sheets - Parent [Member] - USD ($)	Sep. 30, 2021	Sep. 30, 2020
ASSETS
Cash	$ 110,393
Short-term investments	13,725,204
Total current assets	13,835,597
Non-current assets
Investment in subsidiaries	45,098,756	20,802,904
Total assets	58,934,353	20,802,904
LIABILITIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares and 16,000,000 shares issued and outstanding as of September 30, 2021 and 2020, respectively	67,969	50,000
Additional paid-in capital	29,279,159	3,679,000
Retained earnings	27,498,466	16,178,514
Accumulated other comprehensive income	2,088,759	895,390
Total shareholders’ equity	58,934,353	20,802,904
Total liabilities and shareholders’ equity	$ 58,934,353	$ 20,802,904